Organization and Significant Accounting Policies - Narrative (Details)		12 Months Ended
	Jan. 01, 2025 USD ($)	Mar. 31, 2025 USD ($) director shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		100.00%
Goodwill and intangible asset impairment | $	$ 0
Advertising costs | $		$ 99,400,000	$ 110,800,000	$ 83,100,000
Equity awards vested percentage after first year		25.00%
Equity awards vested percentage after second year		25.00%
Equity awards vested percentage after third year		50.00%
Number of trading days		20 days
Potential diluted common shares outstanding (in shares) | shares		0	0	0
Contingent Shares Not Expected To Vest
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding (in shares) | shares		600,000	600,000	400,000
Share-Based Payment Arrangement, Option
Summary Of Significant Accounting Policies [Line Items]
Vesting period		3 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		13 years
Asbestos Injuries Compensation Fund
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		0.00%
Asbestos Injuries Compensation Fund
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director		3
Asbestos Injuries Compensation Fund | New South Wales, Australia
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director		2